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Conquer Risk Tactical Opportunities Fund
Investment Objective
The Conquer Risk Tactical Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Conquer Risk Tactical Opportunities Fund USD ($)
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Conquer Risk Tactical Opportunities Fund
Management Fees	1.25%
Distribution 12b-1 Fees	none
Other Expenses	0.65%	[1]
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	2.07%
[1]	Based on estimated amounts for the current fiscal period.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Conquer Risk Tactical Opportunities Fund | USD ($)	210	649

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies. When an underlying fund uses leverage it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity ETF’s and mutual funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs and mutual funds. During a downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to timeto hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities.

Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.